Supplemental Consolidated Statements of Income Information (Components of Other Operating (Income) Expense, Net) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Component Of Other Operating Income And Expense [Line Items]
(Gain) loss on purchase/sale of interests in subsidiaries and affiliates, net		¥ (16,895)	¥ (12,801)	¥ (1,557)
(Gain) loss on sale, disposal or impairment of assets, net	[1]	23,835	29,778	46,928
Other		528	(1,495)
Other operating (income) expense, net		¥ 7,468	(3,611)	(71,568)
AEGON Sony Life Insurance Co., Ltd. and SA Reinsurance Ltd
Component Of Other Operating Income And Expense [Line Items]
Gain on remeasurement of AEGON Sony Life Insurance Co., Ltd. and SA Reinsurance Ltd. shares	[2]		(1,827)
EMI Music Publishing
Component Of Other Operating Income And Expense [Line Items]
Gain on remeasurement of EMI shares	[2]			¥ (116,939)
SRE shares [Member]
Component Of Other Operating Income And Expense [Line Items]
Gain on remeasurement and sale of SRE shares	[3]		¥ (17,266)

[1]	Refer to Notes 9, 13 and 19.
[2]	Refer to Notes 5 and 24.
[3]	Refer to Note 5.